Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations	The following table sets forth our contractual obligations as of December 31, 2023:
	Payment due by December 31,
	Total	2024	2025	2026	2027
Operating lease commitments for property management expenses under lease agreement	$366,243	$104,641	$104,641	$104,641	$52,320